UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                   FORM N-CSR

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              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21815

                        PNC ABSOLUTE RETURN TEDI FUND LLC
               (Exact name of registrant as specified in charter)

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                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 18074
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


PNC ABSOLUTE RETURN TEDI FUND LLC
(FORMERLY MERCANTILE ABSOLUTE RETURN
FUND FOR TAX-EXEMPT/ DEFERRED
INVESTORS (TEDI) LLC)
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2007

PNC ABSOLUTE RETURN TEDI FUND LLC
CONTENTS
SEPTEMBER 30, 2007
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                                                                         PAGE(S)

FINANCIAL STATEMENTS (UNAUDITED)

Consolidated Statement of Assets and Liabilities ......................       2

Consolidated Statement of Operations ..................................       3

Consolidated Statement of Changes in Members' Capital .................       4

Consolidated Statement of Cash Flows ..................................       5

Consolidated Financial Highlights .....................................       6

Notes to Consolidated Financial Statements ............................       7

Board Approval of Investment Management and Advisory Agreements .......      13

Other Information .....................................................      16

PNC ABSOLUTE RETURN TEDI FUND LLC
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2007
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ASSETS
Investment in PNC Absolute Return Master Fund LLC ("Master Fund")            $   4,533,349
Receivable from manager                                                             11,172
Prepaid directors' fees                                                              3,595
Prepaid expenses                                                                    12,748
                                                                             -------------
       Total assets                                                              4,560,864
                                                                             -------------
LIABILITIES
Administration fees payable                                                         19,737
Incentive fees payable                                                              13,678
Due to Master Fund                                                                  35,087
Other accrued expenses                                                              46,879
                                                                             -------------
       Total liabilities                                                           115,381
                                                                             -------------
       Net assets                                                            $   4,445,483
                                                                             =============

MEMBERS' CAPITAL
Capital                                                                      $   4,201,500
Accumulated net investment loss                                                   (107,291)
Accumulated net realized gain on investments                                       269,897
Net unrealized appreciation on investments                                          81,377
                                                                             -------------
       Members' capital                                                      $   4,445,483
                                                                             =============

               The accompanying notes are an integral part of the
                       consolidated financial statements.

PNC ABSOLUTE RETURN TEDI FUND LLC
CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
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NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
   Dividend income                                                           $       1,570
   Expenses                                                                        (38,056)
                                                                             -------------
      Net investment loss allocated from Master Fund                               (36,486)
                                                                             -------------
OPERATING EXPENSES
Administration fees                                                                 12,162
Incentive fees                                                                      13,678
Directors' fees                                                                      3,150
Audit and tax fees                                                                  14,875
Legal fees                                                                           8,249
Registration fees                                                                      642
Other expenses                                                                       4,200
                                                                             -------------
         Total operating expenses                                                   56,956
                                                                             -------------
Less:
      Waiver of administration fees                                                 (4,662)
      Expense reimbursement from manager                                           (31,117)
                                                                             -------------
         Net operating expenses                                                     21,177
                                                                             -------------
         Net investment loss                                                       (57,663)
                                                                             -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER FUND
Net realized gain on investments                                                   152,819
Net change in unrealized appreciation on investments                                40,632
                                                                             -------------
         Net realized and unrealized gain on investments allocated from
            Master Fund                                                            193,451
                                                                             -------------
Net increase in members' capital from operating activities                   $     135,788
                                                                             =============

               The accompanying notes are an integral part of the
                       consolidated financial statements.

PNC ABSOLUTE RETURN TEDI FUND LLC
CONSOLIDATED STATEMENT OF CHANGES IN MEMBERS' CAPITAL
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FOR THE PERIOD ENDED MARCH 31, 2007*

FROM OPERATING ACTIVITIES
Net investment loss                                                          $     (49,628)
Net realized gain on investments                                                   117,078
Net change in unrealized appreciation
on investments                                                                      40,745
                                                                             -------------
         Net increase in members' capital
            from operating activities                                              108,195
                                                                             -------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests**                                               2,716,500
                                                                             -------------
         Net increase in members' capital
            from capital transactions                                            2,716,500
                                                                             -------------
MEMBERS' CAPITAL
Balance at beginning of period                                                          --
                                                                             -------------
Balance at end of period                                                     $   2,824,695
                                                                             =============

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

FROM OPERATING ACTIVITIES
Net investment loss                                                          $     (57,663)
Net realized gain on investments                                                   152,819
Net change in unrealized appreciation
on investments                                                                      40,632
                                                                             -------------
         Net increase in members' capital
            from operating activities                                              135,788
                                                                             -------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                                 1,485,000
                                                                             -------------
         Net increase in members' capital
            from capital transactions                                            1,485,000
                                                                             -------------
MEMBERS' CAPITAL
Balance at beginning of period                                                   2,824,695
                                                                             -------------
Balance at end of period                                                     $   4,445,483
                                                                             =============

* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

**    Includes proceeds from the initial seeding of the Fund.

               The accompanying notes are an integral part of the
                       consolidated financial statements.

PNC ABSOLUTE RETURN TEDI FUND LLC
CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
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CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                   $     135,788
Adjustments to reconcile net increase in members' capital from operating activities to net cash used in operating activities
   Net change in unrealized appreciation on investments                            (40,632)
      allocated from Master Fund
   Net realized gain on investments allocated from Master Fund                    (152,819)
   Purchases of investments in Master Fund                                      (1,534,864)
   Proceeds from sale of investments in Master Fund                                 17,489
   Net investment loss allocated from Master Fund                                   36,486
   Net sales of short-term investments                                              19,945
   Increase in receivable from manager                                              (1,199)
   Increase in prepaid directors' fees                                              (3,286)
   Increase in prepaid expenses                                                    (12,748)
   Increase in incentive fees payable                                                4,195
   Increase in administration fees payable                                           7,500
   Increase in due to Master Fund                                                   35,087
   Increase in other accrued expenses                                                4,058
                                                                             -------------
         Net cash used in operating activities                                  (1,485,000)
                                                                             -------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                            1,485,000
                                                                             -------------
         Net cash provided by financing activities                               1,485,000
                                                                             -------------
         Net change in cash and cash equivalents                                        --

CASH AND CASH EQUIVALENTS

Beginning of period                                                                     --
                                                                             -------------
End of period                                                                $          --
                                                                             =============

               The accompanying notes are an integral part of the
                       consolidated financial statements.

PNC ABSOLUTE RETURN TEDI FUND LLC
CONSOLIDATED FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              SIX-MONTH
                                                                            PERIOD ENDED             PERIOD
                                                                            SEPTEMBER 31,             ENDED
                                                                                2007                MARCH 31,
                                                                             (UNAUDITED)              2007+
                                                                            -------------           ---------
Total return (1)                                                                     5.11%               3.85%
Incentive fee                                                                       (0.47)              (0.35)
                                                                            -------------           ---------
       Total return after incentive fee (1)                                          4.64%               3.50%
                                                                            =============           =========
Net assets, end of period (000's)                                           $       4,445           $   2,825

RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio
   Net investment loss, before waivers and reimbursements                           (5.16)% (3)        (10.16)% (3)
   Net investment loss, net of waivers and reimbursements                           (3.19)% (3)         (3.59)% (3)
Expense ratio before incentive fee
   Operating expenses, before waivers and reimbursements (2)                         4.50% (3)           9.56% (3)
   Operating expenses, net of waivers and reimbursements (2)                         2.52% (3)           2.99% (3)
Expense ratio, net of waivers and reimbursements after incentive fee
   Expense ratio, net of waivers and reimbursements                                  2.52% (3)           2.99% (3)
   Incentive fee                                                                     0.38% (4)           0.51% (4)
                                                                            -------------           ---------
       Expense ratio, net of waivers and reimbursements
          after incentive fee                                                        2.90% (3)           3.50% (3)
                                                                            =============           =========
   Portfolio turnover                                                                4.56% (5)          35.12% (5)

+ The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1) Total return is calculated for all members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period and is not annualized.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to a member's capital may vary from these ratios based on the timing of capital transactions. The waivers consist of voluntary payments made by the Manager. See Note 3 in Notes to Financial Statements.

(3)   Annualized.

(4)   Not annualized.

(5)   Portfolio turnover represents the Master Fund's portfolio turnover.

               The accompanying notes are an integral part of the
                       consolidated financial statements.

PNC ABSOLUTE RETURN TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION

      PNC Absolute Return TEDI Fund LLC (formerly Mercantile Absolute Return Fund for Tax- Exempt/Deferred Investors (TEDI) LLC), the "Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale. The Fund was formed on August 4, 2005 with operations commencing on July 1, 2006.

      The Fund's investment objective is to seek capital appreciation. The Fund seeks to achieve this objective by investing substantially all of its investable assets into the PNC Absolute Return Cayman Fund LDC (formerly Mercantile Absolute Return Offshore Fund for Tax-Exempt/Deferred Investors
      (TEDI) LDC), a Cayman Islands limited duration company with the same investment objectives as the Fund (the "Offshore Fund"). The Offshore Fund commenced operations on July 1, 2006. The Offshore Fund invests substantially all of its investable assets into PNC Absolute Return Master Fund LLC, a Delaware limited liability company with the same investment objectives as the Fund and the Offshore Fund (the "Master Fund"). The Offshore Fund serves solely as an intermediate entity through which the Fund invests in the Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets. The Fund owned 100% of the Offshore Fund, and the Offshore Fund owned approximately 7.4% of the Master Fund as of September 30, 2007. As the Fund controls substantially all of the operations of the Offshore Fund, these financial statements are the consolidation of the Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation.

      The Master Fund seeks to achieve the investment objectives by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies each of which typically invests in either one or more absolute return strategies that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a U.S. exchange or an index of stocks such as the S&P 500 Index. The Master Fund seeks Investment Funds that have historically shown relatively low (in some cases negative) correlation to each other, as well as low to negative correlation to broad equity and bond indices. Therefore, a fund of hedge funds, such as the Master Fund, focusing on the absolute return sector seeks to generate positive absolute returns over a market cycle with relatively low volatility. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements.

      The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

      PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", serves as the investment manager of the Fund and Master Fund. The Manager oversees the management of the day-to-day operations of the Fund and the Master Fund under the supervision of both the Fund's and the Master Fund's Board of Directors, respectively. The Manager is registered as an investment

PNC ABSOLUTE RETURN TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly -owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Fund and the Master Fund under interim investment management agreements (collectively the "Interim Investment Management Agreements") approved by the Board of Directors, from March 2, 2007 until July 20, 2007, until the Fund's members approved the new investment management agreements.

      At September 30, 2007, PNC Investment Corp., an affiliate of the Manager, had a capital balance in the Fund of $146,156.

      The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Ramius HVB Partners, LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

      Generally, initial and additional subscriptions for Interests by eligible members may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Interests in the Fund. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

      A.    PORTFOLIO VALUATION

            The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

            The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are attached to this report.

PNC ABSOLUTE RETURN TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
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      B.    INCOME RECOGNITION AND SECURITY TRANSACTIONS

            Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Investments are recorded on the effective date of the subscription in the Master Fund. The Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

      C.    INVESTMENT IN REGISTERED INVESTMENT COMPANY

            The Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At September 30, 2007 there was no investment in this registered investment company.

      D.    SEGREGATED ACCOUNT

            A portion of the investment in the Master Fund is segregated to finance the repurchase of Interests from tender offers.

      E.    FUND EXPENSES

            The Fund will bear all expenses incurred in its business. The expenses of the Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund will bear, as an invest or in the Master Fund, its share of the fees and expenses of the Master Fund. Certain expenses of the Fund have been voluntarily paid by the Manager. These voluntary payments are temporary and the Manager may terminate all or a portion of these voluntary payments at any time and without notice to members.

      F.    INCOME TAXES

            The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to such member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

      G.    DISTRIBUTION POLICY

            The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

PNC ABSOLUTE RETURN TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      H.    CAPITAL ACCOUNTS

            Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

      I.    USE OF ESTIMATES

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3     RELATED PARTY TRANSACTIONS

      A.    INCENTIVE FEES

            The Fund pays the Manager an annual incentive fee ("Incentive Fee"), payable at the fiscal period-end (the "Incentive Period"), equal to 10% of each member's net profits in excess of such member's "Loss Carryforward Amount". The Loss Carryforward Amount for each member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each member's capital account for such Incentive Period. The Incentive Fee only will be charged if the net profits exceed the Benchmark Return for such Incentive Period; provided, that the Incentive Fee will be charged only up to the extent it does not reduce such member's net profits below the amount of the Benchmark Return. The "Benchmark Return" is a non-cumulative return, determined from the first date of the fiscal year, except if a member's initial capital contribution is made after the beginning of the fiscal year, the Benchmark Return is instead determined from such initial contribution date. The Benchmark Return as of any accounting date equals the average of the rates for the generic three-month LIBOR as of the last day of each of the four immediately preceding calendar quarters, as published by Bloomberg, L.P. The Manager will pay the Adviser to the Master Fund one-half of the Incentive Fee.

      B.    FEES EARNED UNDER THE INTERIM INVESTMENT MANAGEMENT AGREEMENTS

            Under the Interim Investment Management Agreements, the incentive fees earned by the Manager for services provided to the Master Fund and the Fund during March 2, 2007 to July 19, 2007 were held in an interest bearing escrow account. A majority of the Fund's outstanding voting securities approved the new investment management agreements, dated July 20, 2007, for the Master Fund and the Fund, and as a result the amount in the escrow account for the Master Fund and the Fund (including any interest earned) was paid to the Manager.

PNC ABSOLUTE RETURN TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      C.    ADMINISTRATION AND OTHER FEES

            The Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serves in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

            The Manager is voluntarily waiving a portion of the administrative fee payable by the Fund. The Manager may terminate all or a portion of this voluntary fee waiver at any time and without notice to members.

            SEI Private Trust Company serves as custodian and escrow agent for the Fund's assets.

      D.    BOARD FEES

            The Fund pays each Director an annual retainer of $1,000. The Directors will not receive any fees from the Fund for attending regular Board meetings, but the Fund will pay each Director $500, plus expenses, for each special or telephonic meeting if such meeting is called solely for the Fund. Total amounts incurred related to Board meetings by the Master Fund allocated to the Fund for the six-month period ended September 30, 2007 were $5,054, which includes $1,904 allocated from Master.

4.    CONCENTRATION OF RISK

      The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

6.    GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

      In the normal course of business the Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.    INVESTMENT TRANSACTIONS

      For the period ended September 30, 2007, aggregate purchases of the Master Fund amounted to $1,534,864 and aggregate sales of the Master Fund amounted to $17,489.

PNC ABSOLUTE RETURN TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

7.    TENDER OFFERS

      On February 27, 2007, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $100,000 of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at June 29, 2007. No tenders were received from members during the offering period.

      On August 24, 2007, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $100,000 of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at December 31, 2007. No tenders were received from members during the offering period.

 8.   NEW ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more -likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Master Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

PNC ABSOLUTE RETURN TEDI FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

At a meeting held on May 17, 2007, the Directors of the Master Fund and the Fund, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act (the "Independent Directors")), met in person and voted to approve new investment management agreements separately between the Master Fund and the Manager and the Fund and the Manager, subject to approval by the Fund's members (the "New Investment Management Agreements").

The assets of the Master Fund are actively managed and the Fund, as a feeder fund, seeks to achieve its investment objective by investing substantially all of its assets in the Offshore Fund, which in turn, invests substantially all of its assets in the Master Fund. In consideration of the services that the Manager provided under the investment management agreement, the Master Fund pays the Manager an asset -based fee. As an investor in the Master Fund, the Fund bears its pro rata share of the asset-based fee. In addition to the asset-based fee paid by the Master Fund, the Fund pays the Manager a performance -based incentive fee pursuant to a prior investment management agreement between the Manager and the Fund.

Prior to March 2, 2007, the Manager served as the investment manager to the Master Fund and Fund pursuant to separate investment management agreements between the Manager and the Master Fund and the Manager and the Fund (the "Prior Investment Management Agreements"). The Manager was indirectly wholly owned by Mercantile Bankshares. On March 2, 2007, Mercantile Bankshares merged into and with PNC. The merger resulted in an "assignment," as that term is defined in the 1940 Act, of the Prior Investment Management Agreements, and as a result, the Prior Investment Management Agreements automatically terminated in accordance with its terms.

In reaching their decision to approve the New Investment Management Agreements, the Directors of the Master Fund and the Fund, with the assistance of independent legal counsel, considered their legal responsibilities and evaluated the New Investment Management Agreements in light of the related information they had requested and received from the Manager. The Directors reviewed these materials with the management of the Manager, the Master Fund and the Fund; legal counsel to the Master Fund and the Fund; and independent legal counsel to the Directors. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager were present. The Directors considered whether such approval would be in the best interests of the Master Fund and the Fund and its members, focusing primarily on the nature and quality of the services provided by the Manager and the overall fairness of the New Investment Management Agreements. In their deliberations, the Directors did not rank the importance of any particular information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement to the Master Fund, the Directors considered the experience and staffing of the personnel of the Manager dedicated to performing services for the Master Fund. The Directors noted that the Investment Management Agreement for the Master Fund authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, and that pursuant to such authority the Manager had retained Ramius HVB Partners, LLC (the "Adviser") to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Manager's procedures to oversee and monitor the investment activities of the Adviser and the Manager's compliance program. The Directors confirmed that there were no pending litigation or regulatory actions against the Manager or PNC that would adversely affect or prohibit the Manager's services to the Master Fund and the Fund, that the

PNC ABSOLUTE RETURN TEDI FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

Manager, the Master Fund and the Fund had errors and omissions and fidelity bond insurance coverage and that the Directors are indemnified and insured with respect to the costs of any litigation or regulatory action arising in connection with the Merger. The Directors also noted that the services provided by the Manager will be enhanced by the resources of the larger organization of the Manager's new parent company, PNC. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also considered the annualized returns of the Fund for the calendar year -to-date, one-year, three-year and since inception periods ended March 31, 2007 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Fund outperformed the annual returns of the HFRX Absolute Return Index and Lehman Aggregate Bond Index for the calendar year-to-date, three year and since inception periods, and the Directors concluded that the Fund's overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information with respect to the Fund at other regular Board meetings.

The Directors also assessed the asset-based management fee and performance-based incentive fee, together with the total expense ratios of the Master Fund and the Fund as compared to the fees and expenses of the peer group of investment companies with similar investment strategies and structure that was based on publicly available sources and provided by the Manager. The Directors recognized that it is difficult to make comparisons of the management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the fee structure contemplated in the New Investment Management Agreements is the same as the fees paid under the Prior Investment Management Agreements. The fee structure provides for a performance -based incentive fee equal to 10% of each Fund member's net profits for such incentive period in excess of a member's loss carryforward amount, which commences at zero and is increased or reduced each incentive period by the net losses or net profits, respectively, allocated to such member's capital account for such incentive period; provided however, that for any given incentive period, no incentive fee will be charged to a member unless the net profits applicable to such member exceed a designated benchmark return for the incentive period. The Directors considered the Manager's profitability in providing services to the Master Fund and the Fund, taking into account the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager and the direct and indirect expenses incurred by the Manager in providing these services. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment advisory activities for the twelve month period ended December 31, 2006 and the financial condition of PNC. The Directors also reviewed the methods of allocation used by the Manager in preparing the profitability analysis. The Directors recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for its services. Based upon their review, the Directors concluded that they were satisfied that the profitability information provided by the Manager did not suggest that the Manager's level of profitability from its relationship with the Master Fund and Fund was excessive and that the asset-based management fee and performance-based incentive fee were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the New Investment Management Agreements were reasonable and fair and that the approval of the New Investment Management Agreements was in the best interests of the Master Fund and Fund and its members.

PNC ABSOLUTE RETURN TEDI FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

At the same meeting held on May 17, 2007, the Board of Directors of the Master Fund, including a majority of the Independent Directors, approved renewal of the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund.

In connection with such approval, the Directors considered, with the assistance of their independent legal counsel, their legal responsibilities and reviewed materials they had requested and received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also received a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement. The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all -important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the continuance would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment and business operations capabilities of the Adviser. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund. The Directors also noted that the Manager recommended the Adviser's re-hire for an additional year.

With respect to the overall fairness of the agreement, the Directors considered the fee structure of the agreement and the profitability of the Adviser from its association with the Master Fund. The Directors considered the Adviser's representation at the meeting that the investment advisory fee paid to the Adviser is reasonable compared with fees it received from similar advisory arrangements and that this fee is paid by the Manager. The Directors also considered that the advisory fee structure provides for incentive fees payable by the Manager to the Adviser when the performance exceeds certain levels and that such fees are paid by the Manager. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profits for services it provides. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the subadvisory fee is an arms' length transaction between the Manager and the Adviser. The Directors noted that the assets of the Master Fund had not yet grown to the point where real economies of scale could be realized.

The Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable.

PNC ABSOLUTE RETURN TEDI FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR

PNC Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland 21201

INVESTMENT ADVISER TO THE MASTER FUND

Ramius HVB Partners, LLC
666 Third Avenue
New York, New York 10017

SUB-ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

PNC ABSOLUTE RETURN MASTER
FUND LLC
(FORMERLY MERCANTILE ABSOLUTE
RETURN MASTER FUND LLC)
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2007

PNC ABSOLUTE RETURN MASTER FUND LLC
CONTENTS
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                         PAGE(S)

Fund Commentary (unaudited) ..........................................         2

FINANCIAL STATEMENTS (UNAUDITED)

Schedule of Investments ..............................................         4

Statement of Assets and Liabilities ..................................         6

Statement of Operations ..............................................         7

Statement of Changes in Members' Capital .............................         8

Statement of Cash Flows ..............................................         9

Financial Highlights .................................................        10

Notes to Financial Statements ........................................        11

Liquidity of Investment Funds ........................................        17

Board Approval of Investment Management and Advisory Agreements ......        18

Other Information ....................................................        21

PNC ABSOLUTE RETURN MASTER FUND LLC
FUND COMMENTARY
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

Dear Members:

PNC Absolute Return Master Fund* (the "Fund"), formerly Mercantile Absolute Return Master Fund, returned 5.06%, net of all fees, expenses and incentive allocations, for the six months ended September 30, 2007 (the "Reporting Period"). The Fund produced positive returns in four of the six months ended September 30, 2007.

MARKET AND ECONOMIC REVIEW

Hedge funds' performance was mixed during the Reporting Period, but hedge funds generally posted net positive performance. The second calendar quarter was kind to hedge funds, with basically every strategy ending in the black. Toward the end of that quarter, in June, two Bear Stearns hedge funds with exposures to subprime mortgage-related securities suffered significant losses. These losses marked the beginning of a new period of raised caution and uncertainty for investors. This new period also included increased market volatility and some negative performance for hedge funds - particularly those that were net long equities or credit (generally merger arbitrage and opportunistic equity), or those with subprime mortgage exposure. As the period continued, reports of significant losses from hedge funds with quantitative equity trading strategies began to surface. The losses appeared to be an outcome of overcrowding in the strategy and deleveraging of relatively liquid quant books to provide cushion for losses elsewhere in multi-strategy books (e.g. structured credit). August was a low point of the Reporting Period, with nearly every hedge fund strategy posting negative performance. The picture improved in September, with many hedge fund strategies rebounding from their August performance, and the Federal Reserve Board (the Fed) deciding to cut the targeted federal funds rate by 50 basis points, or half a percentage point. Although equity market volatility, as measured by the Volatility Index (VIX), dipped in September, we are anticipating a resumption of heightened volatility, which may continue to fuel opportunities for a broad array of hedge fund strategies.

FUND REVIEW

CREDIT-BASED managers experienced a positive but bumpy six months. The early part of the Reporting Period was bright, with the Lehman High Yield Index posting positive returns in April and May, and high yield spreads themselves marking a low in May. Things turned around in June with the broad indices down over 1.5%, ending an 11-month string of positive high yield returns. Rising Treasury yields, concern over the losses at two Bear Stearns hedge funds that invested in CDOs (collateralized debt obligations), the lingering subprime mortgage issue in the U.S. and the heavy pipeline of leveraged finance transactions unnerved the credit markets. Even though markets were volatile during the second calendar quarter, our credit-based managers posted gains as a group thanks to long/short trading, asset-based lending and loan originations. In the third calendar quarter, the credit markets faced one of the most volatile quarters in recent years. Sentiment remained uneasy due to turmoil in the subprime mortgage market, inflationary pressures, housing sector weakness, and technical factors from hedge fund deleveraging. However, the Fed's 50 basis point rate cut helped restore investors' risk appetite in September. Credit-based managers had mixed performance during the third calendar quarter. Generally long-biased managers were negatively impacted by the July and August sell-off but experienced a recovery in September. Select managers benefited from their bank loans positions, as the leveraged loan market rebounded from its lows. First Data set the tone for the credit markets, as $10 billion of bank debt was successfully placed on the last day of September. Certain managers are waiting on the sidelines to participate in these bank loan deals, as they believe pricing will become more attractive.

PNC ABSOLUTE RETURN MASTER FUND LLC
FUND COMMENTARY
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

EVENT-DRIVEN managers' performance was quite different between the two quarters that comprise the Reporting Period. In the second calendar quarter, managers were strongly positive due to corporate restructurings, mergers, buyouts and numerous idiosyncratic opportunities that our managers uncovered. Bullish factors influencing the space included rising equity prices, a benign interest rate environment, attractive valuations, private equity and strategic buyer appetite, share buybacks, and positive economic and corporate earnings data. The third calendar quarter was much more mixed. The subprime mortgage market deterioration and credit crunch put pressure on merger spreads, private equity deals, leveraged buyout (LBO) paper, and overall corporate activity. Indeed, the third calendar quarter marked a slowdown of global merger activity as deals reached $892 billion with an average deal size of $184 million versus $2.5 trillion with an average deal size of $265 million in the first half of the year. Select managers benefited from certain private equity deals, such as TXU and Hilton, and special situation positions, such as Altria due to the announcement of its international tobacco spin-off. Certain managers were negatively impacted by a position in ABN AMRO Holding in August but experienced gains in September as the position appreciated due to takeover talks.

FIXED INCOME ARBITRAGE managers produced positive returns during the Reporting Period. From April to June, profitable positions for our managers included short U.S. dollar positions, long emerging market fixed income securities, short developed fixed income markets and subprime mortgages, and long currency and fixed income volatility trades specifically during June. From July through September, fixed income arbitrage managers registered strong gains in each month despite the volatility experienced in credit, event-driven and equity markets. Driving returns were the following positions: 1) long the front end of yield curves in the U.S. and the U.K.; 2) curve steepening trades also in the U.S. and the U.K.; 3) long fixed income and foreign currency vega (volatility); and 4) short credit default swap (CDS) positions on U.S. subprime mortgage securities. Making news during the third calendar quarter was the Fed, which cut the discount rate twice (50 basis points in August and 50 basis points in September) and the targeted federal funds rate once (50 basis points in September), a move whose magnitude was largely unexpected. At the end of the Reporting Period, all eyes were focused on the October 31st Fed meeting, as traders, analysts and economists are debating whether or not the Fed will cut 25 basis points or choose not to lower rates at all.

HEDGED EQUITY managers experienced positive performance during the Reporting Period. The hedged equity portfolio was up strongly during the second calendar quarter, as all underlying managers posted positive returns. On the long side, performance was driven by positions in information technology, communications, industrials, energy and global infrastructure themes. On the short side, profits were generated in consumer discretionary names as well as positions targeting the U.S. housing market. The hedged equity portion of the portfolio also posted positive performance for the third calendar quarter. On the long side, performance was driven by positions in energy, technology, industrials and materials. On the short side, profits were generated in the two sectors most affected by credit turmoil, financials and consumer discretionary.

Sincerely,

RAMIUS HVB PARTNERS LLC

* THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PNC ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                            INVESTMENT STRATEGY AS A
                         PERCENTAGE OF TOTAL INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Event-Driven                        45%

Hedged Equity                       15%

Multi-Strategy                      14%

Credit Based                        14%

Fixed Income Arbitrage              12%

                                                                                            % OF
INVESTMENT FUNDS*                                           COST           VALUE      MEMBERS' CAPITAL
EVENT-DRIVEN
   Aspen Partners, L.P.                                 $    150,419   $    216,866               0.36%
   Canyon Value Realization Fund, L.P.                     1,730,306      2,292,887               3.76
   Castlerigg Partners, L.P.                               1,964,113      2,275,281               3.73
   Cerberus Partners, L.P.**                               2,000,000      4,631,747               7.59
   Cevian Capital II, L.P.                                 1,750,000      1,902,736               3.12
   Ecofin Special Situations Utilities Fund, L.P.          1,200,000      1,405,623               2.30
   Farallon Capital Offshore Investors, Inc.**             2,122,538      3,845,806               6.30
   Icahn Partners, L.P.                                    1,700,000      1,899,918               3.11
   Montrica Global Opportunities, L.P.                     2,000,000      2,205,087               3.62
   Sisu Capital                                            1,200,000      1,334,804               2.19
   Sopris Capital Partners, L.P.                           1,318,000      1,393,859               2.29
   Taconic Opportunity Fund, L.P.                          2,224,092      2,866,440               4.70
                                                        ------------   ------------   ----------------
      Total Event-Driven                                  19,359,468     26,271,054              43.07
HEDGED EQUITY
   Ascend Partners Fund II, L.P.                           1,064,378      1,363,252               2.24
   Ecofin Global Utilities Hedge Fund Ltd.                 1,000,000      1,103,663               1.81
   GCM Little Arbor Institutional Partners, L.P.           1,000,000      1,183,952               1.94
   Perry Partners, L.P.                                    1,117,501      1,899,437               3.11
   SCP Domestic Fund, L.P.                                 1,000,000      1,490,375               2.44
   Walker Smith Q.P.                                       1,500,000      1,693,950               2.78
                                                        ------------   ------------   ----------------
      Total Hedged Equity                                  6,681,879      8,734,629              14.32

                                                                     (CONTINUED)

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                                            % OF
INVESTMENT FUNDS* (CONTINUED)                               COST         VALUE        MEMBERS' CAPITAL
MULTI-STRATEGY
   Amaranth Partners, L.L.C.                            $    295,313   $    177,187               0.29%
   Elliott Associates, L.P.**                              2,850,000      5,054,895               8.29
   HBK Fund, L.P.**                                        3,000,000      3,231,000               5.30
                                                        ------------   ------------   ----------------
      Total Multi-Strategy                                 6,145,313      8,463,082              13.88
CREDIT BASED
   Arx Global High Yield Securities Fund I, L.P.           1,176,836      1,987,544               3.26
   Blue Mountain Credit, L.P.                              1,637,467      2,158,745               3.54
   Chatham Asset Partners High Yield Fund, L.P.            1,550,983      2,039,689               3.34
   GSO Special Situations, L.P.                            1,500,000      1,958,007               3.21
                                                        ------------   ------------   ----------------
      Total Credit Based                                   5,865,286      8,143,985              13.35
FIXED INCOME ARBITRAGE
   Brevan Howard, L.P.                                     1,791,314      2,522,021               4.13
   MKP Credit, L.P.**                                      1,838,324      2,419,208               3.97
   Parsec Trading Corp.                                    1,800,000      1,873,830               3.07
                                                        ------------   ------------   ----------------
      Total Fixed Income Arbitrage                         5,429,638      6,815,059              11.17
                                                        ------------   ------------   ----------------
      Total Investments                                 $ 43,481,584   $ 58,427,809              95.79%
                                                        ============   ============   ================

*     All investments are non-income producing.

** Fund investment partially or fully segregated to cover tender offers.

As of September 30, 2007, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

                      COUNTRY                   COST           VALUE
          British Virgin Islands - 6.30%    $  2,122,538   $  3,845,806
          Cayman Islands - 6.74%               3,750,000      4,107,823
          United States - 82.75%              37,609,046     50,474,180
                                            ------------   ------------
                                            $ 43,481,584   $ 58,427,809
                                            ============   ============

The aggregate cost of investments for tax purposes is expected to be similar to book cost of $43,481,584. Net unrealized appreciation on investments for tax purposes was $14,946,225 consisting of $15,064,351 of gross unrealized appreciation and $118,126 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 95.79% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

ASSETS
Investment funds, at value (cost $43,481,584)                      $ 58,427,809
Investment in registered investment company (cost $161,286)*            161,286
Fund investments made in advance                                      1,000,000
Receivable from investment funds sold                                 3,854,260
Due from feeder                                                          70,191
Interest receivable                                                         726
Prepaid directors' fees                                                  18,148
Prepaid expenses                                                         18,552
                                                                   ------------
   Total assets                                                      63,550,972
                                                                   ------------
LIABILITIES
Management fee payable                                                  160,856
Administration fee payable                                               22,563
Line of credit payable                                                2,347,531
Other accrued expenses                                                   23,697
                                                                   ------------
   Total liabilities                                                  2,554,647
                                                                   ------------
   Net assets                                                      $ 60,996,325
                                                                   ============
MEMBERS' CAPITAL
Capital                                                            $ 42,670,147
Accumulated net investment loss                                      (1,408,366)
Accumulated net realized gain on investments                          4,788,319
Net unrealized appreciation on investments                           14,946,225
                                                                   ------------
   Members' capital                                                $ 60,996,325
                                                                   ============

*     See Note 2 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income                                                    $     22,861
                                                                   ------------
OPERATING EXPENSES
Management fees                                                         380,640
Administration fees                                                      60,899
Directors' fees                                                          30,480
Interest expense                                                         42,975
Audit fees                                                               27,900
Legal fees                                                               18,570
Line of credit facility fees                                             13,350
Printing fees                                                            11,580
Custodian fees                                                            3,043
Other expenses                                                           16,474
                                                                   ------------
   Operating expenses                                                   605,911
                                                                   ------------
   Net investment loss                                                 (583,050)
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                      2,150,556
Net change in unrealized appreciation on investments                  1,469,212
                                                                   ------------
   Net realized and unrealized gain on investments                    3,619,768
                                                                   ------------
Net increase in members' capital from operating activities         $  3,036,718
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED MARCH 31, 2007*

FROM OPERATING ACTIVITIES
Net investment loss                                                $   (825,316)
Net realized gain on investments                                      2,637,763
Net change in unrealized appreciation
   on investments                                                       744,051
                                                                   ------------
   Net increase in members' capital
     from operating activities                                        2,556,498
                                                                   ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from transfer of assets**                                   55,921,867
Proceeds from sales of Interests***                                   5,325,283
Cost of Interests repurchased                                        (7,724,548)
                                                                   ------------
   Net increase in members' capital
     from capital transactions                                       53,522,602
                                                                   ------------
MEMBERS' CAPITAL
Balance at beginning of period                                               --
                                                                   ------------
Balance at end of period                                           $ 56,079,100
                                                                   ============

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

FROM OPERATING ACTIVITIES
Net investment loss                                                $   (583,050)
Net realized gain on investments                                      2,150,556
Net change in unrealized appreciation
   on investments                                                     1,469,212
                                                                   ------------
   Net increase in members' capital
     from operating activities                                        3,036,718
                                                                   ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                      2,278,416
Cost of Interests repurchased                                          (397,909)
                                                                   ------------
   Net increase in members' capital
     from capital transactions                                        1,880,507
                                                                   ------------
MEMBERS' CAPITAL
Balance at beginning of period                                       56,079,100
                                                                   ------------
Balance at end of period                                           $ 60,996,325
                                                                   ============

* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

**    See Note 1 in Notes to Financial Statements.

***   Includes proceeds from initial seeding of the Fund.

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                                             $  3,036,718
Adjustments to reconcile net increase in members' capital from operating activities to net cash provided by operating activities
   Net change in unrealized appreciation on investments                                                  (1,469,212)
   Net realized gain on investments                                                                      (2,150,556)
   Purchases of investments                                                                              (2,800,000)
   Proceeds from sale of investments                                                                      7,588,667
   Net purchases of short term investments                                                                  (37,418)
   Increase in interest receivable                                                                             (726)
   Decrease in fund investments made in advance                                                           1,150,000
   Increase in receivable from investments sold                                                          (3,444,270)
   Increase in due from feeder                                                                              (70,191)
   Increase in prepaid directors' fees                                                                      (18,148)
   Decrease in prepaid expenses                                                                              24,853
   Decrease in directors' fees payable                                                                       (2,661)
   Increase in administration fee payable                                                                       265
   Decrease in management fee payable                                                                      (191,364)
   Decrease in other accrued expenses                                                                       (29,052)
                                                                                                       ------------
      Net cash provided by operating activities                                                           1,586,905
                                                                                                       ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                                     2,103,416
Capital withdrawals                                                                                        (397,909)
Decrease in note payable for tender offer                                                                (3,579,943)
Increase in loan payable                                                                                    287,531
                                                                                                       ------------
      Net cash used in financing activities                                                              (1,586,905)
                                                                                                       ------------
      Net change in cash and cash equivalents                                                                    --

CASH AND CASH EQUIVALENTS
Beginning of period                                                                                              --
                                                                                                       ------------
End of period                                                                                          $         --
                                                                                                       ============

SUPPLEMENTAL INFORMATION:
Interest paid on line of credit*                                                                       $     55,443
                                                                                                       ============

*     See Note 9 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX-MONTH
                                            PERIOD ENDED          PERIOD
                                           SEPTEMBER 30,          ENDED
                                                2007            MARCH 31,
                                            (UNAUDITED)           2007+
                                           -------------        ---------
Total return (1)                                    5.06%            4.42%
                                           -------------        ---------
Net assets, end of period (000's)          $      60,996        $  56,079
RATIOS TO AVERAGE NET ASSETS
   Net investment loss                             (1.92)% (3)      (1.92)% (3)
   Net operating expenses (2)                       1.98% (3)        2.02% (3)
                                           =============        =========
Portfolio turnover rate                             4.56% (4)       35.12% (4)

+ The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1) Total return is calculated for all the members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period indicated and is not annualized.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses assessed to a member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized.

(4)   Not annualized.

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
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1.    ORGANIZATION

      PNC Absolute Return Master Fund LLC (formerly Mercantile Absolute Return Master Fund LLC), the "Master Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $55,921,867 (comprised of $54,892,511 of fund investments, $796,101 of cash, $232,881 of receivable from fund investments sold, and $374 of dividends receivable) from PNC Absolute Return Fund LLC (formerly Mercantile Absolute Return Fund LLC) on July 1, 2006. Unrealized appreciation on the fund investments of $12,732,962 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

      The Master Fund's investment objective is to seek capital appreciation principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies each of which typically invests in either one or more absolute return strategies that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a U.S. exchange or an index of stocks such as the S&P 500 Index. The Master Fund seeks Investment Funds that have historically shown relatively low (in some cases negative) correlation to each other, as well as low to negative correlation to broad equity and bond indices. Therefore, a fund of hedge funds, such as the Master Fund, focusing on the absolute return sector seeks to generate positive absolute returns over a market cycle with relatively low volatility.

      The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

      PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Master Fund under an interim investment management agreement (the "Interim Investment Management Agreement") approved by the Board of Directors, from March 2, 2007 until July 20, 2007, until the members approved the new investment management agreement.

      The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Ramius HVB Partners LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
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      Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Master Fund:

      A.    PORTFOLIO VALUATION

            The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

            The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interest in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

            Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

      B.    INCOME RECOGNITION AND SECURITY TRANSACTIONS

            Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
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            Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

      C.    FUND EXPENSES

            The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Master Fund's net asset value; costs of insurance; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

            The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the six-month period ended September 30, 2007, fees for these services ranged from 1.0% to 2.5% annually for management fees and ranged from 20% to 25% annually for the performance or incentive allocations.

      D.    INCOME TAXES

            The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

            On behalf of non-U.S. Members the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

      E.    INVESTMENT IN REGISTERED INVESTMENT COMPANY

            The Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At September 30, 2007 this investment consisted of 161,286 shares which amounted to 0.3% of net assets.

      F.    SEGREGATED INVESTMENTS

            Certain investments have been segregated to finance the repurchase of Interests from tender offers.

      G.    CAPITAL ACCOUNTS

            Net profits or net losses of the Master Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Master Fund, other than in accordance with the members' respective investment percentages.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
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      H.    USE OF ESTIMATES

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      A.    MANAGEMENT FEE

            The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases by the Master Fund. The Manager pays the Adviser half of the management fees earned from the Master Fund.

      B.    FEES EARNED UNDER THE INTERIM INVESTMENT MANAGEMENT AGREEMENTS

            Under the Interim Investment Management Agreement, the management fees earned by the Manager for services provided during March 2, 2007 to July 19, 2007 were being held in an interest bearing escrow account. A majority of the feeder funds' outstanding voting securities approved the new investment management agreement dated July 20, 2007, and as a result the amount in the escrow account for the Fund (including any interest earned) was paid to the Manager.

      C.    ADMINISTRATION AND OTHER FEES

            The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serves in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

            SEI Private Trust Company serves as custodian for the Master Fund's assets.

      D.    BOARD FEES

            Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the period ended September 30, 2007 were $30,480.

4.    CONCENTRATION OF RISK

      The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
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      Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.    GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

      In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.    INVESTMENT TRANSACTIONS

      For the period ended September 30, 2007, the aggregate purchases and sales of investments (excluding short-term securities) were $2,800,000 and $7,588,667, respectively.

8.    TENDER OFFERS

      On February 27, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $4.1 million of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at June 29, 2007. Tenders with a value in the amount of $3,735,846 were received and accepted by the Master Fund from members. Members received a payment of $3,360,765 on July 31, 2007 and the remaining amount will be paid promptly at the completion of the Master Fund's March 31, 2008 year end audit.

      On August 24, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at December 31, 2007. Tenders with an estimated value in the amount of $2,500,000 were received and accepted by the Master Fund from members. A Promissory Note has been issued by the Master Fund entitling the members to a payment within 30 days after December 31, 2007.

9.    LINE OF CREDIT

      The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund pays a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. For the period ended September 30, 2007, the Master Fund had average borrowings of $1,530,000 over an average period of 110 days at an interest rate of 9.25%. As of September 30, 2007 there were borrowings outstanding of $2,347,531.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
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10.   NEW ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

      In September 2006, FASB issued Statement on Financial Accounting Standards
      (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Master Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in members' capital for a fiscal period.

PNC ABSOLUTE RETURN MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
SEPTEMBER 30, 2007
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The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment.

INVESTMENT FUNDS                                               LIQUIDITY
   Amaranth Partners, L.L.C.                                   Annually
   Arx Global High Yield Securities Fund I, L.P.        1st & 2nd Quarter only
   Ascend Partners Fund II, L.P.                               Quarterly
   Aspen Partners, L.P.                                        Annually
   Blue Mountain Credit, L.P.                                  Annually
   Brevan Howard, L.P.                                         Annually
   Canyon Value Realization Fund, L.P.                         Annually
   Castlerigg Partners, L.P.                                   Quarterly
   Cerberus Partners, L.P.                                   Semi-Annually
   Cevian Capital II, L.P.                                     Annually
   Chatham Asset Partners High Yield Fund, L.P.                Annually
   Ecofin Special Situations Utilities Fund, L.P.              Monthly
   Ecofin Global Utilities Hedge Fund LTD                      Monthly
   Elliott Associates, L.P.                                    Annually
   Farallon Capital Offshore Investors, Inc.                   Quarterly
   GCM Little Arbor Institutional Partners, L.P.               Quarterly
   GSO Special Situations, L.P.                                Quarterly
   HBK Fund, L.P.                                              Quarterly
   Icahn Partners, L.P.                                      Semi-Annually
   MKP Credit, L.P.                                            Annually
   Montrica Global Opportunities, L.P.                         Quarterly
   Parsec Trading Corp.                                        Monthly
   Perry Partners, L.P.                                        Annually
   SCP Domestic Fund, L.P.                                     Quarterly
   Sisu Capital                                              Semi-Annually
   Sopris Capital Partners, L.P.                               Annually
   Taconic Opportunity Fund, L.P.                              Annually
   Walker Smith Q.P.                                           Quarterly

PNC ABSOLUTE RETURN MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

At a meeting held on May 17, 2007, the Directors of the Master Fund, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act (the "Independent Directors")), met in person and voted to approve a new investment management agreement between the Master Fund and the Manager, subject to approval by members (the "New Investment Management Agreement").

Prior to March 2, 2007, the Manager served as the investment manager to the Master Fund pursuant to an investment management agreement between the Manager and the Master Fund (the "Prior Investment Management Agreement"). The Manager was indirectly wholly owned by Mercantile Bankshares. On March 2, 2007, Mercantile Bankshares merged into and with PNC. The merger resulted in an "assignment," as that term is defined in the 1940 Act, of the Prior Investment Management Agreement, and as a result, the Prior Investment Management Agreement automatically terminated in accordance with its terms.

In reaching their decision to approve the New Investment Management Agreement, the Directors of the Master Fund, with the assistance of independent legal counsel, considered their legal responsibilities and evaluated the New Investment Management Agreement in light of the related information they had requested and received from the Manager. The Directors reviewed these materials with the management of the Manager and the Master Fund; legal counsel to the Master Fund; and independent legal counsel to the Directors. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager were present. The Directors considered whether such approval would be in the best interests of the Master Fund and its members, focusing primarily on the nature and quality of the services provided by the Manager and the overall fairness of the New Investment Management Agreement. In their deliberations, the Directors did not rank the importance of any particular information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement to the Master Fund, the Directors considered the experience and staffing of the personnel of the Manager dedicated to performing services for the Master Fund. The Directors noted that the Investment Management Agreement for the Master Fund authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, and that pursuant to such authority the Manager had retained Ramius HVB Partners, LLC (the "Adviser") to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Manager's procedures to oversee and monitor the investment activities of the Adviser and the Manager's compliance program. The Directors confirmed that there were no pending litigation or regulatory actions against the Manager or PNC that would adversely affect or prohibit the Manager's services to the Master Fund and the Fund, that the Manager and the Master Fund had errors and omissions and fidelity bond insurance coverage and that the Directors are indemnified and insured with respect to the costs of any litigation or regulatory action arising in connection with the Merger. The Directors also noted that the services provided by the Manager will be enhanced by the resources of the larger organization of the Manager's new parent company, PNC. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also considered the annualized returns of the feeder funds that invest all or substantially all of their investment assets in the Master Fund (the "Feeder Funds") for the calendar year-to-date, one-year, three-year and since inception periods ended March 31, 2007 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Feeder Funds outperformed the annual returns of the HFRX Absolute Return Index and the Lehman Aggregate Bond Index for the calendar year-to-date, three-year and since inception periods, and the Directors concluded that the overall

PNC ABSOLUTE RETURN MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information with respect to the Feeder Funds at other regular Board meetings.

The Directors also assessed the asset-based management fee, together with the total expense ratio, of the Master Fund as compared to the fees and expenses of the peer group of investment companies with similar investment strategies and structure that was based on publicly available sources and provided by the Manager. The Directors recognized that it is difficult to make comparisons of the management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the fee structure contemplated in the New Investment Management Agreement is the same as the fees paid under the Prior Investment Management Agreement. The Directors considered the Manager's profitability in providing services to the Master Fund, taking into account the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager and the direct and indirect expenses incurred by the Manager in providing these services. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment advisory activities for the twelve month period ended December 31, 2006 and the financial condition of PNC. The Directors also reviewed the methods of allocation used by the Manager in preparing the profitability analysis. The Directors recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for its services. Based upon their review, the Directors concluded that they were satisfied that the profitability information provided by the Manager did not suggest that the Manager's level of profitability from its relationship with the Master Fund was excessive and that the asset-based management fee was fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the New Investment Management Agreement was reasonable and fair and that the approval of the New Investment Management Agreement was in the best interests of the Master Fund and its members.

At the same meeting held on May 17, 2007, the Board of Directors of the Master Fund, including a majority of the Independent Directors, approved renewal of the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund.

In connection with such approval, the Directors considered, with the assistance of their independent legal counsel, their legal responsibilities and reviewed materials they had requested and received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also received a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement. The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the continuance would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment and business operations capabilities of the Adviser. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel

PNC ABSOLUTE RETURN MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

necessary to manage the Master Fund. The Directors also noted that the Manager recommended the Adviser's re-hire for an additional year.

With respect to the overall fairness of the agreement, the Directors considered the fee structure of the agreement and the profitability of the Adviser from its association with the Master Fund. The Directors considered the Adviser's representation at the meeting that the investment advisory fee paid to the Adviser is reasonable compared with fees it received from similar advisory arrangements and that this fee is paid by the Manager. The Directors also considered that the advisory fee structure provides for incentive fees payable by the Manager to the Adviser when the performance exceeds certain levels and that such fees are paid by the Manager. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profits for services it provides. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the subadvisory fee is an arms' length transaction between the Manager and the Adviser. The Directors noted that the assets of the Master Fund had not yet grown to the point where real economies of scale could be realized.

The Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable.

PNC ABSOLUTE RETURN MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2007
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PORTFOLIO HOLDINGS DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR

PNC Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland 21201

INVESTMENT ADVISER

Ramius HVB Partners, LLC
666 Third Avenue
New York, New York 10017

SUB-ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Kramer Levin Naftalis & frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

The schedule of investments is included as part of the report to members filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There have been no changes to the Portfolio Managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)     Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                PNC Absolute Return TEDI Fund LLC


                                            /s/ Kevin A. McCreadie
By (Signature and Title)*                   ----------------------------
                                            Kevin A. McCreadie
                                            Chief Executive Officer

Date: November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                            /s/ Kevin A. McCreadie
By (Signature and Title)*                   ----------------------------
                                            Kevin A. McCreadie
                                            Chief Executive Officer

Date: November 29, 2007

                                            /s/ Jennifer E. Spratley
By (Signature and Title)*                   ----------------------------
                                            Jennifer E. Spratley
                                            Chief Financial Officer

Date: November 29, 2007

* Print the name and title of each signing officer under his or her signature.